STOCKHOLDERS' EQUITY (Details Textual) - $ / shares		1 Months Ended
	Oct. 05, 2020	Sep. 27, 2019
Stockholders Equity Note [Line Items]
Dividends Payable, Amount Per Share	$ 0.20	$ 0.21
Dividends Payable, Date Declared	Oct. 05, 2020	Sep. 27, 2019
Dividends Payable, Date of Record	Oct. 22, 2020	Oct. 22, 2019
Dividends Payable, Date to be Paid	Nov. 20, 2020	Nov. 12, 2019